Movity, Inc. Acquisition - Supplemental Information on Unaudited Pro Forma Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Pro forma revenue	$ 19,785
Pro forma loss from operations	(5,648)
Pro forma net loss	$ (5,647)